Taxation (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 1,871	$ 2,182	$ 2,062
Deferred income tax (benefit) expense	701	(1,951)	(1,124)
Total income tax expense	$ 2,572	$ 231	$ 938